Exploration and Evaluation Assets - Impairment Booked for Cash Generating Untis (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($) cashGeneratingUnit	Jun. 30, 2021 CAD ($) cashGeneratingUnit	Dec. 31, 2021 CAD ($) cashGeneratingUnit	Dec. 31, 2020 CAD ($) cashGeneratingUnit
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units | cashGeneratingUnit	6	6	5	6
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ (1,126,415,000)	$ (416,000,000)
Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(15,000,000)	(19,000,000)
Peace River CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(154,000,000)	(251,000,000)
Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(154,000,000)	(146,000,000)
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(356,000,000)	0
Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ (442,415,000)	$ 0
Conventional, Peace River, Lloydminster, And Duvernay
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss				$ 0
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	$ 127,861,000
Exploration and evaluation assets | Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	4,000,000
Exploration and evaluation assets | Peace River CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	20,000,000
Exploration and evaluation assets | Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	42,000,000
Exploration and evaluation assets | Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	13,000,000
Exploration and evaluation assets | Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	$ 48,861,000